Condensed Financial Information of the Company	12 Months Ended
Aug. 31, 2020
Condensed Financial Information of the Company
Condensed Financial Information of the Company

28.   Condensed Financial Information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	568,138	162,391	23,716
Restricted cash	—	122,969	17,958
Short-term investments	113,680	287,585	41,999
Total current assets	681,818	572,945	83,673

Non-current assets:
Long-term investment	909,518	872,756	127,458
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	1,712,621	1,176,422	171,806
Total non-current assets	2,622,139	2,049,178	299,264

TOTAL ASSETS	3,303,957	2,622,123	382,937

LIABILITIES AND SHAREHOLDERS' EQUITY
Non-current liabilities:
Amounts due to subsidiaries	2,211,606	2,221,486	324,428
Total liabilities	2,211,606	2,221,486	324,428

Shareholder’ equity:
Class A ordinary shares (US$0.000001 par value; 37,703,157,984 shares authorized; 4,130,261,827 issued and outstanding as of August 31, 2019 and 4,146,103,947 issued and outstanding as of August 31, 2020, respectively)	26	26	4
Class B ordinary shares (US$0.000001 par value; 2,296,842,016 issued and outstanding as of August 31, 2019 and August 31, 2020, respectively)	16	16	2
Additional paid-in capital	5,501,992	5,598,978	817,679
Treasury stock	(203,759)	(274,648)	(40,110)
Statutory reserves	7,080	12,270	1,792
Accumulated deficit	(4,300,153)	(5,035,172)	(735,340)
Accumulated other comprehensive income	87,148	99,167	14,482
Total shareholders’ equity	1,092,350	400,637	58,509
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,303,956	2,622,123	382,937

28.   Condensed Financial Information of the Company (continued)

Condensed statements of income/(loss)

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating expenses:
Selling and marketing	—	(906)	(674)	(98)
General and administrative	(528)	(70,258)	(140,821)	(20,565)
Interest income	—	3,905	2,083	304
Interest expense	—	(27,960)	(58,857)	(8,596)
Foreign exchange gain/(loss)	2,574	(1,526)	4,336	633
Share of income/(loss) in subsidiaries, VIEs and VIEs’ subsidiaries	243,890	342,113	(535,896)	(78,263)
Income/(loss) before income tax provision	245,936	245,368	(729,829)	(106,585)

Provision for income tax	—	—	—	—
Net income/(loss)	245,936	245,368	(729,829)	(106,585)
Accretion to redemption value of redeemable convertible preferred shares	(962,905)	—	—	—
Deemed dividend-repurchase of redeemable convertible preferred shares	(4,266)	—	—	—
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	(721,235)	245,368	(729,829)	(106,585)

Condensed statements of comprehensive income/(loss)

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net income/(loss)	245,936	245,368	(729,829)	(106,585)
Unrealized gain on available-for-sale investments, net of tax	23,319	(35,161)	1,676	245
Foreign currency translation adjustment	86,458	(6,591)	10,343	1,511
Comprehensive income/(loss)	355,713	203,616	(717,810)	(104,829)

28.   Condensed Financial Information of the Company (continued)

Condensed statements of cash flows

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash used in by operating activities	(527)	(8,668)	(319,227)	(46,620)
Net cash used in investing activities	(1,682,281)	(1,042,665)	(117,034)	(17,092)
Net cash provided by financing activities	2,484,973	732,306	176,546	25,783
Effect of exchange rate changes	51,967	33,033	(23,063)	(3,368)
Net increase/(decrease) in cash and cash equivalents and restricted cash	854,132	(285,994)	(282,778)	(41,297)
Cash and cash equivalents and restricted cash, at beginning of year	—	854,132	568,138	82,971
Cash and cash equivalents and restricted cash, at end of year	854,132	568,138	285,360	41,674

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs and the VIEs’ subsidiaries.

The parent company records its investment in its subsidiaries and VIEs and the VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, VIEs and VIEs’ subsidiaries” and their respective profit or loss as “Share of income/(loss) in subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.